As filed with the Securities and Exchange Commission on December 21, 2023.

1933 Act Registration No. 333-258722

1940 Act Registration No. 811-23725

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 40	☒

Valkyrie ETF Trust II

(Exact name of registrant as specified in charter)

320 Seven Springs Way

Suite 250

Nashville, Tennessee 37027

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (202) 854-1343

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on January 20, 2024 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 36

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 8, as it relates to the SL Transition Infrastructure and Innovation ETF (the “Fund”), a series of the Registrant, until January 20, 2024. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 8 under the Securities Act of 1933 as it relates to the Fund, filed on October 12, 2022, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Nashville, and State of Tennessee, on December 21, 2023.

Valkyrie ETF Trust II

By:	/s/ Nick Bonos
Nick Bonos
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date
/s/ Nick Bonos	Chief Executive Officer President and Trustee		December 21, 2023
Nick Bonos
/s/ Ben Gaffey	Chief Financial Officer and Chief Accounting Officer		December 21, 2023
Ben Gaffey
Keith Fletcher*	Trustee	)
		)	By: /s/ Nick Bonos
Steven Lehman*	Trustee	)
)
Mark Osterheld*	Trustee	)
)

* An original power of attorney authorizing Nick Bonos to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, and previously filed as an exhibit.